Fair value measurements - MIP and liability-classified awards (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value	$ 25,185
Management Incentive Plan And Liability-Classified Awards
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	40,303
Change in fair value	(25,185)
Initial estimate (vesting)	829
Payment	(11,281)
Phantom plan conversion to Class A common stock	(4,666)
Ending balance	0	$ 40,303
Management Incentive Plan And Liability-Classified Awards | Bio Ventus LLC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 40,303	40,802	$ 33,063
Change in fair value		6,641	6,290
Initial estimate (vesting)		4,734	5,464
Forfeitures		(1,298)	(1,013)
Payment		(10,576)	(3,002)
Ending balance		$ 40,303	$ 40,802